Summary of Significant Accounting Policies (Details) - Schedule of spot exchange rates and average exchange rates	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Schedule of spot exchange rates and average exchange rates [Abstract]
Year-end RMB	6.8676	6.3393	6.5518
Year average RMB	6.8516	6.418	6.7834